Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
One of the investment options in the Plan is a fund consisting primarily of publicly traded common stock of People Incorporated, the sponsor of the Plan. This investment qualifies as a party-in-interest.